INCOME TAXES - Provision (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2023
Reconciliation of the PRC statutory tax rate to the effective tax rate
(Loss) / income before provision for income tax	$ 132,111	$ 17,483	$ (109,719)
PRC statutory income tax rate	25.00%	25.00%	25.00%
Income tax at statutory income tax rate	$ 33,028	$ 4,371	$ (27,430)
Effect of non-deductible expenses and loss and super deduction expenses	11,570	5,669	(10,200)
Effect of income tax exemptions and preferential tax rates	(7,225)	(700)	(47,062)
Effect of income tax rate difference in other jurisdictions	(14,431)	(70)	75,598
Change in valuation allowance	15,378	6,109	29,105
Income tax expenses	$ 38,320	$ 15,379	$ 20,011